PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT

4.	PLANT AND EQUIPMENT

Plant and equipment consisted of the following:

	As of December 31,
	2025	2024
Computer and equipment	$962	$139,530
Furniture and fixtures	–	8,342
Leasehold improvements	–	21,062
	962	168,934

Less: accumulated depreciation	(64)	(112,486)
	$898	$56,448

Depreciation expense for the years ended December 31, 2025 and 2024 were $6,781 and $29,157, respectively.